Group statement of changes in equity - USD ($) $ in Millions		Total	Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance at Dec. 31, 2022		$ 52,741	$ 50,634	$ 3,537	$ 4,322	$ 7,755	$ 35,020	$ 2,107
Total comprehensive income for the period	[1]	4,524	4,698			(379)	5,077	(174)
Currency translation arising on Rio Tinto Limited's share capital		(66)	(66)	(66)
Dividends	[2]	(3,953)	(3,691)				(3,691)	(262)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(6)	(6)			(3)	(3)
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests		61						61
Employee share awards charged to the income statement		54	54			27	27
Closing balance at Jun. 30, 2023		53,357	51,625	3,471	4,324	7,400	36,430	1,732
Opening balance at Dec. 31, 2023		56,341	54,586	3,584	4,324	8,328	38,350	1,755
Total comprehensive income for the period	[1]	4,866	4,846			(1,050)	5,896	20
Currency translation arising on Rio Tinto Limited's share capital		(99)	(99)	(99)
Dividends	[2]	(4,431)	(4,121)				(4,121)	(310)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(14)	(14)			(12)	(2)
Change in equity interest held by Rio Tinto		0	(1)				(1)	1
Equity issued to holders of non-controlling interests		445						445
Employee share awards charged to the income statement		56	56			29	27
Closing balance at Jun. 30, 2024		$ 57,164	$ 55,253	$ 3,485	$ 4,324	$ 7,295	$ 40,149	$ 1,911

[1]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
[2]	Dividends per share announced or paid during the period are summarised below:

Six months ended 30 June	2024 US$	2023 US$
Dividends per share: Ordinary - paid during the period	258.0c	225.0c
Ordinary dividends per share: announced with the results for the period	177.0c	177.0c

[3]	Net of contributions received from employees for share awards.